Other accounts payable and accrued expenses - Schedule of Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Governmental institution	$ 1,227	$ 2,372
Employees and related expenses	33,495	29,725
Income tax payable	2,853	8,235
Accrued expenses	6,244	12,800
Advances from customers	628	695
Other	1,006	217
Other accounts payable and accrued expenses	$ 45,453	$ 54,044